Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Investment Company of America
Entity Central Index Key	0000051931
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
The Investment Company of America - Class A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class A
Trading Symbol	AIVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 24.95% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class A (with sales charge) *	17.77%	12.85%	11.16%
The Investment Company of America — Class A (without sales charge) *	24.95%	14.19%	11.82%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class C
Trading Symbol	AICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.31%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 24.02% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class C (with sales charge) *	23.02%	13.34%	11.13%
The Investment Company of America — Class C (without sales charge) *	24.02%	13.34%	11.13%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class T
Trading Symbol	TICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 25.26% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class T (with sales charge) 2	22.13%	13.90%	12.84%
The Investment Company of America — Class T (without sales charge) 2	25.26%	14.47%	13.22%
S&P 500 Index 3	25.02%	14.53%	14.51%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class F-1
Trading Symbol	AICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.88% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-1 *	24.88%	14.12%	11.74%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America Class F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class F-2
Trading Symbol	ICAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.19% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-2 *	25.19%	14.42%	12.04%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class F-3
Trading Symbol	FFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.34% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class F-3 2	25.34%	14.54%	13.22%
S&P 500 Index 3	25.02%	14.53%	14.58%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-A
Trading Symbol	CICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.91% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-A (with sales charge) *	20.55%	13.33%	11.35%
The Investment Company of America — Class 529-A (without sales charge) *	24.91%	14.14%	11.75%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-C
Trading Symbol	CICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.97% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-C (with sales charge) *	22.97%	13.29%	11.33%
The Investment Company of America — Class 529-C (without sales charge) *	23.97%	13.29%	11.33%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-E
Trading Symbol	CICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.60% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-E *	24.60%	13.87%	11.49%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-T
Trading Symbol	TIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 25.19% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-T (with sales charge) 2	22.07%	13.83%	12.78%
The Investment Company of America — Class 529-T (without sales charge) 2	25.19%	14.41%	13.15%
S&P 500 Index 3	25.02%	14.53%	14.51%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-F-1
Trading Symbol	CICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 25.11% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-F-1 *	25.11%	14.34%	11.97%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-F-2
Trading Symbol	FCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.22% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Investment Company of America — Class 529-F-2 2	25.22%	17.50%
S&P 500 Index 3	25.02%	16.89%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class 529-F-3
Trading Symbol	FAOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.26% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s po
siti
ve returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in ma
teri
als and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ota
l returns
	1 year	Since inception 1
The Investment Company of America — Class 529-F-3 2	25.26%	17.55%
S&P 500 Index 3	25.02%	16.89%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by se cto r (percent of net assets)
The Investment Company of America - Class R-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-1
Trading Symbol	RICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.98% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-1 *	23.98%	13.32%	10.94%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-2
Trading Symbol	RICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.99% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2 *	23.99%	13.30%	10.94%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-2E
Trading Symbol	RIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 24.33% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2E *	24.33%	13.63%	11.28%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-3
Trading Symbol	RICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.54% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-3 *	24.54%	13.81%	11.43%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-4
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-4
Trading Symbol	RICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.89% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-4 *	24.89%	14.14%	11.77%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-5E
Trading Symbol	RICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.16% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class R-5E 2	25.16%	14.37%	13.06%
S&P 500 Index 3	25.02%	14.53%	14.05%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-5
Trading Symbol	RICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.29% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5 *	25.29%	14.49%	12.10%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Investment Company of America - Class R-6
Shareholder Report [Line Items]
Fund Name	The Investment Company of America
Class Name	Class R-6
Trading Symbol	RICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.33% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-6 *	25.33%	14.54%	12.16%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,461,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 327,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)